Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS [Abstract]:
Cash and cash equivalents	$ 93,379	$ 267,321
Restricted cash	9,067	5,330
Accounts receivable, net	16,145	2,237
Inventories	11,005	9,398
Due from related parties	2,679	2,616
Fair value of derivatives	0	165
Insurance claims receivable	1,429	1,454
Accrued charter revenue	409	5,100
Prepayments and other	2,450	1,862
Vessel held for sale	0	4,441
Total current assets	136,563	299,924
FIXED ASSETS, NET [Abstract]:
Advances for vessel acquisitions	240,871	339,552
Vessels, net	2,187,388	1,582,345
Total fixed assets, net	2,428,259	1,921,897
NON-CURRENT ASSETS [Abstract]:
Investment in affiliates	23,732	0
Accounts receivable non-current, net	7,334	0
Deferred charges, net	29,864	34,099
Restricted cash	49,826	41,992
Accrued charter revenue, non-current	10,264	13,422
Total assets	2,685,842	2,311,334
CURRENT LIABILITIES [Abstract]:
Current portion of long-term debt	206,717	162,169
Accounts payable	5,814	5,882
Accrued liabilities	14,386	9,292
Unearned revenue	9,601	5,595
Fair value of derivatives	55,322	55,701
Other current liabilities	3,140	10,772
Total current liabilities	294,980	249,411
NON-CURRENT LIABILITIES [Abstract]:
Long-term debt, net of current portion	1,660,859	1,399,720
Fair value of derivatives, net of current portion	47,890	125,110
Unearned revenue, net of current portion	25,164	16,641
Total non-current liabilities	1,733,913	1,541,471
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY [Abstract]:
Preferred stock	0	0
Common Stock	8	8
Additional paid-in capital	762,142	714,100
Accumulated deficit	(20,047)	(40,814)
Accumulated other comprehensive loss	(85,154)	(152,842)
Total stockholders' equity	656,949	520,452
Total liabilities and stockholders' equity	$ 2,685,842	$ 2,311,334